Cash and Bank Balances - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash and bank balances	$ 940,963	$ 7,877,205
Fixed deposit		223,694
Total	$ 940,963	$ 8,100,899